Commitments and contingencies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Utilised for issuance of bank guarantees	$ 183,000	$ 355,000
Tangible net worth	3,846,000
Banking facilities available for overdraft and import and export credits	897,000	897,000
Secured by bank deposit	$ 897,000	$ 897,000
Volatility rate	102.39%
Weighted average interest rate	7.12%	7.02%
Bank borrowings	$ 154,000	$ 293,000
Average interest rates	7.12%	7.02%
Lack of marketability medium discount	15.70%
Description of earnings ratio price	Median price to earnings ratio of similar companies of 23,965 (Range 4,7288 to 36,7237)
Average life of a company	21 years
Options useful life	20 years
Risk-free rate	2.69%
Dividend yield rate	0.00%
Useful life	20 years
Strike price of options value	$ 0
Fair value of options	$ 0
Pact Asia Pacific Limited
Risk-free rate	3.95%
Useful life	20 years